UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
July 31, 2015
unaudited
Common stocks 79.93% Financials 12.69%	Shares	Value (000)
Sampo Oyj, Class A	23,070,504	$1,140,173
Crown Castle International Corp.	12,979,400	1,063,143
HSBC Holdings PLC (HKD denominated)	43,918,778	394,868
HSBC Holdings PLC (GBP denominated)	29,228,416	264,602
Wells Fargo & Co.	10,750,000	622,102
Prudential PLC	25,610,057	602,909
Standard Life PLC	83,441,786	592,114
CME Group Inc., Class A	5,869,400	563,697
HCP, Inc.	13,795,421	533,055
Ventas, Inc.	7,821,740	524,760
Swedbank AB, Class A	19,868,555	465,693
Link Real Estate Investment Trust	59,505,000	350,016
Svenska Handelsbanken AB, Class A	20,080,329	307,254
Public Storage	1,400,000	287,252
Bank of China Ltd., Class H	480,970,000	263,059
Principal Financial Group, Inc.	4,458,600	247,497
Legal & General Group PLC	59,716,719	243,120
BB&T Corp.	5,917,500	238,298
New York Community Bancorp, Inc.	12,422,000	236,391
Alexandria Real Estate Equities, Inc.	2,455,904	227,687
Barclays PLC	44,091,145	198,956
RioCan Real Estate Investment Trust	9,638,210	197,429
Iron Mountain Inc.	6,486,226	194,911
JPMorgan Chase & Co.	2,637,000	180,714
Westpac Banking Corp.	7,086,077	180,560
Royal Bank of Canada	3,000,000	174,928
Toronto-Dominion Bank (CAD denominated)	4,000,000	161,395
St. James’s Place PLC	10,500,023	160,530
Lloyds Banking Group PLC	123,467,500	160,420
Mercury General Corp.[1]	2,809,700	158,608
Old Republic International Corp.	9,176,200	153,518
Aberdeen Asset Management PLC	26,275,000	149,358
Hospitality Properties Trust	5,000,000	137,100
Arthur J. Gallagher & Co.	2,786,989	132,187
Credit Suisse Group AG2	3,668,348	108,118
BNP Paribas SA	1,460,000	95,100
Skandinaviska Enskilda Banken AB, Class A	6,880,000	82,942
Industrial and Commercial Bank of China Ltd., Class H	110,520,000	76,129
Société Générale	1,356,945	66,764
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	56,462
Marsh & McLennan Companies, Inc.	973,000	56,376
Equity Residential	750,500	56,145
Starwood Property Trust, Inc.	2,500,000	54,400
TAG Immobilien AG	4,728,577	53,438
Unibail-Rodamco SE, non-registered shares	199,000	52,955
People’s United Financial, Inc.	3,125,000	50,844
Bank of Nova Scotia	1,006,400	49,395
Capital Income Builder — Page 1 of 33

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Cheung Kong Property Holdings Ltd.[2]	4,929,900	$41,081
Fortune Real Estate Investment Trust	33,946,000	36,988
Altisource Residential Corp.	1,914,000	31,504
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,765,000	29,774
CDL Hospitality Trusts, units	19,078,500	21,695
Sunway Real Estate Investment Trust	52,900,000	21,578
Fibra Uno Administración, SA de CV	8,630,000	20,728
Gjensidige Forsikring ASA	1,250,000	20,062
WMIH Corp.[2]	7,322	18
		12,590,800
Consumer staples 11.69%
Philip Morris International Inc.	35,511,998	3,037,341
Altria Group, Inc.	46,160,505	2,510,208
Imperial Tobacco Group PLC	17,496,715	919,444
Coca-Cola Co.	18,942,274	778,149
Nestlé SA	9,287,209	703,533
Reynolds American Inc.	7,520,349	645,171
Kraft Heinz Co.	7,446,666	591,786
Procter & Gamble Co.	6,530,000	500,851
British American Tobacco PLC	7,024,476	416,961
Japan Tobacco Inc.	9,319,200	361,947
Unilever PLC	7,710,000	350,012
Tate & Lyle PLC	21,837,646	185,860
Kimberly-Clark Corp.	1,500,000	172,455
Diageo PLC	5,971,900	166,889
Unilever NV, depository receipts	2,146,000	96,183
PepsiCo, Inc.	862,000	83,054
Treasury Wine Estates Ltd.	6,347,626	26,772
Orior AG1	353,988	19,837
Philip Morris CR as	42,500	18,470
Convenience Retail Asia Ltd.	18,404,000	9,733
		11,594,656
Health care 10.57%
AbbVie Inc.	31,438,801	2,201,030
Amgen Inc.	11,852,909	2,093,105
Novartis AG	16,466,250	1,710,868
GlaxoSmithKline PLC	65,086,900	1,418,936
Pfizer Inc.	22,560,800	813,542
AstraZeneca PLC	6,920,800	466,900
AstraZeneca PLC (ADR)	6,316,400	213,431
Roche Holding AG, non-registered shares, non-voting	1,277,200	368,898
Takeda Pharmaceutical Co. Ltd.	4,400,000	221,536
Johnson & Johnson	2,000,000	200,420
Orion Oyj, Class B	4,778,809	199,594
Eli Lilly and Co.	1,915,600	161,887
Gilead Sciences, Inc.	1,325,000	156,165
Merck & Co., Inc.	2,010,300	118,527
Bayer AG	573,000	84,515
Bristol-Myers Squibb Co.	813,200	53,378
		10,482,732
Capital Income Builder — Page 2 of 33

unaudited
Common stocks Telecommunication services 9.43%	Shares	Value (000)
Verizon Communications Inc.	59,779,511	$2,797,083
Singapore Telecommunications Ltd.	465,131,500	1,386,732
AT&T Inc.	37,983,377	1,319,543
Vodafone Group PLC	192,656,864	727,636
CenturyLink, Inc.	21,701,878	620,674
TDC A/S1	54,794,196	413,284
TalkTalk Telecom Group PLC[1]	56,376,217	265,352
TeliaSonera AB	43,044,000	261,704
China Mobile Ltd.	18,920,000	247,718
HKT Trust and HKT Ltd., units	174,005,460	211,887
TELUS Corp.	6,141,508	209,671
BCE Inc.	4,465,000	183,776
NTT DoCoMo, Inc.	7,784,700	164,224
Advanced Info Service PCL	18,358,000	130,217
MTN Group Ltd.	7,101,000	118,441
SmarTone Telecommunications Holdings Ltd.	51,596,000	105,557
Hutchison Telecommunications Hong Kong Holdings Ltd.	214,176,000	93,933
Mobile TeleSystems OJSC (ADR)	7,913,550	64,891
KDDI Corp.	1,152,000	29,285
		9,351,608
Utilities 8.67%
SSE PLC[1]	76,364,883	1,806,717
Dominion Resources, Inc.	17,014,695	1,219,954
National Grid PLC	65,435,114	871,755
EDP - Energias de Portugal, SA1	223,533,901	826,831
Duke Energy Corp.	6,058,395	449,654
Cheung Kong Infrastructure Holdings Ltd.	36,523,000	317,774
Fortum Oyj	17,783,246	312,487
DTE Energy Co.	3,592,000	289,012
CMS Energy Corp.	7,815,000	267,742
Exelon Corp.	8,010,421	257,054
Centrica PLC	54,683,816	227,583
Glow Energy PCL[1]	84,807,100	214,755
FirstEnergy Corp.	6,055,000	205,628
Southern Co.	4,500,000	201,285
Pennon Group PLC	15,482,989	197,180
Power Assets Holdings Ltd.	19,387,700	182,690
Iberdrola, SA, non-registered shares	23,904,009	168,646
Red Eléctrica de Corporación, SA	1,940,508	155,085
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	117,962
PT Perusahaan Gas Negara (Persero) Tbk	223,530,000	66,096
Snam SPA	13,180,000	64,848
PG&E Corp.	1,225,000	64,325
Engie SA	3,168,624	60,847
Infratil Ltd.	14,867,000	31,698
Sempra Energy	227,040	23,108
		8,600,716
Energy 7.53%
Kinder Morgan, Inc.	41,678,773	1,443,753
Royal Dutch Shell PLC, Class B	39,834,000	1,157,357
Royal Dutch Shell PLC, Class A (GBP denominated)	9,464,318	271,951
BP PLC	137,430,288	848,707
ConocoPhillips	13,451,300	677,138
Capital Income Builder — Page 3 of 33

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	6,993,200	$553,931
Suncor Energy Inc.	19,491,425	549,042
Spectra Energy Corp	13,261,220	401,284
Eni SpA	14,922,000	261,554
National Oilwell Varco Inc.	4,800,000	202,224
Enbridge Inc. (CAD denominated)	4,558,000	198,686
Chevron Corp.	2,227,700	197,107
Veresen Inc.[1]	15,072,100	170,560
Helmerich & Payne, Inc.	2,764,015	159,594
Crescent Point Energy Corp.	9,408,000	142,503
TOTAL SA	2,637,897	130,585
TGS-NOPEC Geophysical Co. ASA	3,695,000	77,940
Canyon Services Group Inc.[1]	4,040,500	17,054
Kværner ASA	7,314,767	4,209
		7,465,179
Industrials 5.07%
Lockheed Martin Corp.	5,663,900	1,172,994
General Electric Co.	36,701,000	957,896
Kühne + Nagel International AG	2,561,620	353,638
BAE Systems PLC	40,907,264	306,765
KONE Oyj, Class B	6,322,000	264,950
KAR Auction Services, Inc.	6,750,600	262,801
Singapore Technologies Engineering Ltd	107,424,000	256,844
R.R. Donnelley & Sons Co.	9,783,500	171,700
Emerson Electric Co.	3,100,000	160,425
Sydney Airport, units	31,845,683	130,587
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	109,470
Schneider Electric SE	1,512,999	105,664
Norfolk Southern Corp.	1,186,000	100,015
COSCO Pacific Ltd.	75,958,001	99,157
Andritz AG	1,573,972	87,952
Siemens AG	661,680	70,809
AA PLC[2]	11,961,116	68,179
Waste Management, Inc.	1,295,000	66,213
Air New Zealand Ltd.	32,977,907	57,469
Nielsen NV	1,176,000	56,989
CK Hutchison Holdings Ltd.	2,462,400	36,560
PayPoint PLC	1,905,000	29,809
Safran SA	380,000	28,738
CCR SA, ordinary nominative	6,450,000	28,671
United Technologies Corp.	242,000	24,275
CTCI Corp.	9,300,000	14,095
Rexel SA	683,761	10,780
		5,033,445
Consumer discretionary 4.57%
Las Vegas Sands Corp.	12,225,800	685,134
Daimler AG	4,403,900	393,649
McDonald’s Corp.	3,666,000	366,087
Six Flags Entertainment Corp.[1]	6,081,400	283,636
Greene King PLC[1]	20,052,146	270,557
Hasbro, Inc.	3,027,282	238,368
William Hill PLC	31,664,444	200,218
General Motors Co.	6,174,000	194,543
Capital Income Builder — Page 4 of 33

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
HUGO BOSS AG	1,605,927	$193,655
SES SA, Class A (FDR)	5,253,200	162,493
Marks and Spencer Group PLC	15,315,000	130,107
Kingfisher PLC	20,390,800	114,859
Li & Fung Ltd.	139,140,000	107,689
RTL Group SA, non-registered shares	1,173,265	106,743
DineEquity, Inc.[1]	1,007,624	104,803
ProSiebenSat.1 Media SE	1,977,377	101,091
SJM Holdings Ltd.	82,154,224	95,377
Electrolux AB, Series B	3,287,000	94,532
Marston’s PLC[1]	37,254,228	90,816
Target Corp.	1,080,000	88,398
Ladbrokes PLC	46,761,000	83,175
Gannett Co., Inc.[1]	6,564,850	83,045
TEGNA Inc.	2,090,400	60,893
Sa Sa International Holdings Ltd.	122,636,000	55,051
Stella International Holdings Ltd.	19,515,500	52,739
Home Depot, Inc.	395,932	46,336
Matas A/S	1,398,000	28,804
H & M Hennes & Mauritz AB, Class B	623,000	24,785
Ekornes ASA[1]	1,990,851	24,494
Fielmann AG	265,442	17,550
Leifheit AG, non-registered shares[1]	320,000	15,815
Chow Sang Sang Holdings International Ltd.	6,071,000	11,778
Sitoy Group Holdings Ltd.	12,904,000	6,908
		4,534,128
Information technology 4.39%
Texas Instruments Inc.	14,889,000	744,152
Cisco Systems, Inc.	19,220,000	546,232
Microsoft Corp.	8,775,600	409,820
Intel Corp.	13,772,000	398,699
Quanta Computer Inc.	149,073,190	288,028
Xilinx, Inc.	5,570,200	232,556
MediaTek Inc.	19,554,000	205,626
VTech Holdings Ltd.[1]	16,512,300	205,544
Taiwan Semiconductor Manufacturing Co., Ltd.	45,790,000	202,325
Seagate Technology	3,928,160	198,765
Moneysupermarket.com Group PLC[1]	42,428,401	194,336
KLA-Tencor Corp.	3,000,000	159,150
Paychex, Inc.	3,282,000	152,285
STMicroelectronics NV	12,800,000	99,992
Western Union Co.	4,712,000	95,371
Accenture PLC, Class A	701,000	72,280
Apple Inc.	352,300	42,734
Delta Electronics, Inc.	8,433,677	41,539
Automatic Data Processing, Inc.	345,600	27,568
Avago Technologies Ltd.	160,700	20,110
Atea ASA	1,725,000	14,941
		4,352,053
Materials 2.00%
Rio Tinto PLC	11,255,000	437,036
Amcor Ltd.	40,310,264	424,588
Dow Chemical Co.	5,104,900	240,237
Capital Income Builder — Page 5 of 33

unaudited
Common stocks Materials (continued)	Shares	Value (000)
E.I. du Pont de Nemours and Co.	3,000,000	$167,280
Syngenta AG	400,000	164,752
Givaudan SA	66,000	122,943
Nucor Corp.	2,768,819	122,216
RPM International, Inc.	1,820,000	85,303
LyondellBasell Industries NV	790,900	74,210
Koninklijke DSM NV	905,700	51,734
The Chemours Co.	3,600,000	39,312
Praxair, Inc.	265,500	30,304
BASF SE	240,000	20,704
		1,980,619
Miscellaneous 3.32%
Other common stocks in initial period of acquisition		3,293,416
Total common stocks (cost: $69,546,729,000)		79,279,352
Preferred securities 0.02% Federal agency bonds & notes 0.01%
CoBank, ACB, Class E, noncumulative[3]	13,000	9,047
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,208
Morgan Stanley, Series I, depositary shares	49,600	1,275
Citigroup Inc., Series K, depositary shares	36,625	1,005
		7,488
Total preferred securities (cost: $20,149,000)		16,535
Convertible stocks 0.24% Utilities 0.13%
Dominion Resources, Inc., convertible preferred, Series A, units	1,800,000	90,864
Exelon Corp., convertible preferred, units	854,000	39,916
		130,780
Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,021
Miscellaneous 0.09%
Other convertible stocks in initial period of acquisition		91,120
Total convertible stocks (cost: $238,158,000)		241,921
Convertible bonds 0.18% Financials 0.03%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€23,175	27,304
Capital Income Builder — Page 6 of 33

unaudited
Convertible bonds Miscellaneous 0.15%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$149,965
Total convertible bonds (cost: $181,914,000)		177,269
Bonds, notes & other debt instruments 15.85% U.S. Treasury bonds & notes 5.72% U.S. Treasury 4.95%
U.S. Treasury 0.25% 2015	$29,200	29,206
U.S. Treasury 4.25% 2015	50,000	50,069
U.S. Treasury 9.875% 2015	106,950	109,904
U.S. Treasury 10.625% 2015	7,500	7,526
U.S. Treasury 3.25% 2016	50,000	51,328
U.S. Treasury 7.50% 2016	190,000	207,130
U.S. Treasury 9.25% 2016	96,000	100,623
U.S. Treasury 4.50% 2017	100,000	106,889
U.S. Treasury 4.625% 2017	100,000	106,241
U.S. Treasury 8.75% 2017	50,000	57,219
U.S. Treasury 8.875% 2017	135,850	158,351
U.S. Treasury 3.50% 2018	75,000	79,984
U.S. Treasury 1.50% 2019	83,125	83,813
U.S. Treasury 1.50% 2019	40,000	40,180
U.S. Treasury 1.625% 2019	99,630	100,984
U.S. Treasury 1.625% 2019	85,700	86,684
U.S. Treasury 1.625% 2019	38,820	39,261
U.S. Treasury 1.625% 2019	25,000	25,208
U.S. Treasury 1.75% 2019	8,570	8,700
U.S. Treasury 3.125% 2019	205,000	219,094
U.S. Treasury 3.625% 2019	250,000	272,540
U.S. Treasury 8.125% 2019	43,440	55,087
U.S. Treasury 1.125% 2020	51,950	51,081
U.S. Treasury 1.25% 2020	382,100	378,680
U.S. Treasury 1.375% 2020	196,898	195,713
U.S. Treasury 1.375% 2020	66,500	66,259
U.S. Treasury 1.625% 2020	40,048	40,220
U.S. Treasury 2.625% 2020	110,000	115,436
U.S. Treasury 3.50% 2020	19,150	20,895
U.S. Treasury 8.50% 2020	76,000	99,563
U.S. Treasury 8.75% 2020	179,000	238,770
U.S. Treasury 8.75% 2020	165,000	222,544
U.S. Treasury 1.875% 2021	25,000	25,056
U.S. Treasury 3.125% 2021	25,000	26,900
U.S. Treasury 3.625% 2021	10,000	11,024
U.S. Treasury 8.00% 2021	77,500	106,127
U.S. Treasury 8.125% 2021	25,000	34,133
U.S. Treasury 1.75% 2022	100,000	99,109
U.S. Treasury 2.125% 2022	110,500	111,993
U.S. Treasury 2.50% 2023	151,000	155,942
U.S. Treasury 2.75% 2023	44,650	46,959
U.S. Treasury 6.25% 2023	25,000	32,880
U.S. Treasury 7.125% 2023	135,000	184,275
U.S. Treasury 2.25% 2024	103,742	104,389
U.S. Treasury 2.75% 2024	41,400	43,466
U.S. Treasury 2.00% 2025	72,200	71,033
U.S. Treasury 2.125% 2025	228,920	227,617
Capital Income Builder — Page 7 of 33

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.875% 2025	$25,000	$35,717
U.S. Treasury 6.25% 2030	107,000	157,959
U.S. Treasury 2.50% 2045	4,517	4,134
U.S. Treasury 3.00% 2045	10,000	10,176
		4,914,071
U.S. Treasury inflation-protected securities 0.77%
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	61,927	57,252
U.S. Treasury Inflation-Protected Security 2.00% 2016[4]	28,713	24,084
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	51,563	50,817
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	73,226	71,225
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	142,143	138,788
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	113,193	112,073
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	159,170	148,181
U.S. Treasury Inflation-Protected Security 2.00% 2026[4]	7,178	6,881
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	76,607	81,302
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	75,472	69,416
		760,019
Total U.S. Treasury bonds & notes		5,674,090
Corporate bonds & notes 5.56% Financials 1.23%
ACE Capital Trust II 9.70% 2030	7,210	10,584
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,796
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,210
American Campus Communities, Inc. 3.75% 2023	8,615	8,494
American Campus Communities, Inc. 4.125% 2024	10,440	10,525
American Express Co. 6.15% 2017	9,080	9,922
American International Group, Inc. 2.30% 2019	4,275	4,285
American International Group, Inc. 3.75% 2025	2,140	2,147
American International Group, Inc. 4.50% 2044	4,000	3,876
AvalonBay Communities, Inc. 3.625% 2020	6,530	6,825
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	7,000	7,473
AXA SA, junior subordinated 6.463% (undated)[3]	1,900	1,976
Bank of America Corp., Series L, 3.625% 2016	3,045	3,096
Bank of America Corp. 3.75% 2016	2,270	2,324
Bank of America Corp. 5.75% 2017	5,000	5,433
Bank of America Corp. 5.65% 2018	1,940	2,124
Bank of America Corp. 5.875% 2021	5,000	5,711
Bank of America Corp. 3.30% 2023	2,805	2,775
Bank of America Corp. 3.875% 2025	50,750	51,408
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	3,600	3,722
Bank of Ireland 10.24% (undated)	€57,905	65,806
Bank of New York Mellon Corp. 2.10% 2019	$15,000	15,031
Barclays Bank PLC 2.50% 2019	6,210	6,287
Barclays Bank PLC 5.14% 2020	15,525	17,043
Barclays Bank PLC 3.65% 2025	7,000	6,727
BB&T Corp. 2.45% 2020	15,000	15,096
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,969
Brandywine Operating Partnership, LP 5.70% 2017	41	44
Brandywine Operating Partnership, LP 3.95% 2023	170	168
CIT Group Inc. 5.00% 2017	7,000	7,263
CIT Group Inc. 3.875% 2019	2,525	2,544
Capital Income Builder — Page 8 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc, Series O, 5.875% (undated)	$4,488	$4,522
Citigroup Inc., Series P, 5.95% (undated)	9,913	9,678
Citigroup Inc. 3.953% 2016	7,500	7,691
Citigroup Inc. 2.15% 2018	9,295	9,333
Citigroup Inc. 2.50% 2018	7,500	7,600
Citigroup Inc. 8.50% 2019	12,656	15,448
Citigroup Inc. 4.65% 2045	3,877	3,916
CME Group Inc. 5.30% 2043	1,494	1,694
CNA Financial Corp. 7.35% 2019	6,000	7,111
Corporate Office Properties LP 5.00% 2025	3,565	3,588
Corporate Office Properties Trust 3.60% 2023	515	477
Credit Suisse Group AG 1.70% 2018	10,000	9,955
Credit Suisse Group AG 3.75% 2025[3]	5,000	4,889
Crescent Resources 10.25% 2017[3]	3,355	3,535
Crown Castle International Corp. 4.875% 2022	300	309
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,284
DDR Corp. 3.625% 2025	2,505	2,405
Developers Diversified Realty Corp. 9.625% 2016	7,540	7,916
Developers Diversified Realty Corp. 7.50% 2017	27,306	29,806
Developers Diversified Realty Corp. 7.875% 2020	12,702	15,504
Discover Financial Services 10.25% 2019	4,334	5,278
EPR Properties 4.50% 2025	12,640	12,385
ERP Operating LP 5.75% 2017	15,357	16,570
Essex Portfolio L.P. 3.25% 2023	7,845	7,617
Essex Portfolio L.P. 3.875% 2024	9,035	9,087
Essex Portfolio L.P. 3.50% 2025	5,000	4,852
Felcor Lodging LP 6.00% 2025[3]	525	543
Goldman Sachs Group, Inc. 1.086% 2017[5]	14,000	14,030
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,597
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,528
Goldman Sachs Group, Inc. 3.85% 2024	7,215	7,325
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,256
Goldman Sachs Group, Inc. 3.50% 2025	16,885	16,561
Goldman Sachs Group, Inc. 3.75% 2025	22,565	22,524
Goldman Sachs Group, Inc. 5.15% 2045	1,300	1,297
Goodman Funding Pty Ltd. 6.00% 2022[3]	30,590	34,601
HBOS PLC 6.75% 2018[3]	25,085	27,885
Hospitality Properties Trust 6.30% 2016	1,400	1,422
Hospitality Properties Trust 5.625% 2017	5,895	6,209
Hospitality Properties Trust 6.70% 2018	5,978	6,462
Hospitality Properties Trust 5.00% 2022	5,250	5,484
Hospitality Properties Trust 4.50% 2023	5,980	5,994
Hospitality Properties Trust 4.50% 2025	3,925	3,860
HSBC USA Inc. 1.162% 2018[5]	5,000	5,024
Intercontinentalexchange, Inc. 4.00% 2023	9,500	9,943
Intesa Sanpaolo SpA 5.017% 2024[3]	2,270	2,244
iStar Financial Inc. 4.875% 2018	1,650	1,631
iStar Financial Inc. 5.00% 2019	8,400	8,275
JPMorgan Chase & Co. 6.30% 2019	5,000	5,719
JPMorgan Chase & Co. 2.75% 2020	15,000	15,105
JPMorgan Chase & Co. 4.625% 2021	5,000	5,446
JPMorgan Chase & Co. 3.90% 2025	26,900	27,501
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	49,540	52,327
Kimco Realty Corp. 4.30% 2018	10,000	10,628
Capital Income Builder — Page 9 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Leucadia National Corp. 5.50% 2023	$3,265	$3,385
MetLife Global Funding I 2.30% 2019[3]	5,395	5,451
MetLife Global Funding I 2.00% 2020[3]	2,155	2,137
MetLife, Inc. 5.25% 2049	7,250	7,250
Morgan Stanley 3.80% 2016	5,000	5,108
Morgan Stanley 2.125% 2018	10,000	10,078
Morgan Stanley 4.00% 2025	43,026	44,035
New York Life Global Funding 2.10% 2019[3]	6,000	6,043
New York Life Global Funding 1.95% 2020[3]	2,190	2,168
Nordea Bank AB 1.625% 2018[3]	2,500	2,497
Northern Trust Corp. 5.85% 2017[3]	2,850	3,143
Outfront Media Inc. 5.625% 2024[3]	225	230
PNC Bank 2.60% 2020	9,905	9,982
PNC Bank 3.25% 2025	5,000	4,937
PNC Financial Services Group, Inc. 3.90% 2024	2,500	2,530
PNC Preferred Funding Trust I, junior subordinated 1.936% (undated)[3,5]	8,600	7,998
Prologis, Inc. 3.35% 2021	5,450	5,503
Prudential Financial, Inc. 4.60% 2044	3,900	3,866
QBE Insurance Group Ltd. 2.40% 2018[3]	15,035	15,153
Rabobank Nederland 3.375% 2025	5,000	4,922
Rabobank Nederland 4.375% 2025	12,025	12,120
Realogy Corp. 4.50% 2019[3]	1,500	1,517
Realogy Corp. 9.00% 2020[3]	10,000	10,788
Realogy Corp., LOC, 4.40% 2016[5,6,7]	145	144
Regions Financial Corp. 2.00% 2018	15,000	14,959
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	4,025
Ryman Hospitality Properties, Inc. 5.00% 2023[3]	175	175
Scentre Group 2.375% 2019[3]	3,950	3,953
Scentre Group 2.375% 2021[3]	4,220	4,097
Scentre Group 3.25% 2025[3]	7,390	7,117
Scentre Group 3.50% 2025[3]	27,550	27,057
Select Income REIT 4.15% 2022	3,055	3,029
Select Income REIT 4.50% 2025	1,835	1,795
Simon Property Group, LP 6.125% 2018	5,665	6,354
Synovus Financial Corp. 7.875% 2019	7,000	7,910
TD Ameritrade Holding Co. 2.95% 2022	6,355	6,351
Unum Group 7.125% 2016	10,000	10,627
UnumProvident Finance Co. PLC 6.85% 2015[3]	961	976
US Bancorp. 0.764% 2018[5]	5,000	5,012
USAA Capital Corp 2.45% 2020[3]	5,000	5,035
WEA Finance LLC 2.70% 2019[3]	18,165	18,183
WEA Finance LLC 3.75% 2024[3]	16,330	16,375
Wells Fargo & Co. 2.60% 2020	15,000	15,084
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	71,606	77,693
		1,221,347
Health care 0.78%
AbbVie Inc. 2.50% 2020	35,335	35,165
AbbVie Inc. 2.90% 2022	12,265	11,932
AbbVie Inc. 3.20% 2022	8,355	8,313
AbbVie Inc. 3.60% 2025	32,160	31,789
AbbVie Inc. 4.50% 2035	13,090	12,814
AbbVie Inc. 4.40% 2042	3,090	2,926
AbbVie Inc. 4.70% 2045	2,530	2,487
Capital Income Builder — Page 10 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 2.35% 2018	$17,700	$17,766
Actavis Funding SCS 3.00% 2020	6,830	6,832
Actavis Funding SCS 3.45% 2022	9,790	9,656
Actavis Funding SCS 3.80% 2025	29,220	28,579
Actavis Funding SCS 4.55% 2035	11,520	10,888
Actavis Funding SCS 4.75% 2045	3,735	3,546
Amgen Inc. 2.125% 2020	1,700	1,675
Amgen Inc. 2.70% 2022	850	828
Amgen Inc. 3.125% 2025	4,500	4,293
Amgen Inc. 4.40% 2045	2,600	2,439
Baxalta Inc. 4.00% 2025[3]	4,830	4,799
Baxalta Inc. 5.25% 2045[3]	4,300	4,375
Becton, Dickinson and Co. 2.675% 2019	8,900	8,975
Becton, Dickinson and Co. 3.734% 2024	8,080	8,057
Becton, Dickinson and Co. 4.685% 2044	10,110	10,107
Boston Scientific Corp. 2.85% 2020	21,905	21,848
Boston Scientific Corp. 6.00% 2020	8,075	9,099
Boston Scientific Corp. 3.375% 2022	5,300	5,216
Boston Scientific Corp. 3.85% 2025	4,000	3,883
Celgene Corp. 3.625% 2024	14,740	14,535
Celgene Corp. 4.625% 2044	14,900	14,378
Centene Corp. 5.75% 2017	3,175	3,348
Centene Corp. 4.75% 2022	2,180	2,202
DJO Finco Inc. 8.125% 2021[3]	3,675	3,785
EMD Finance LLC 2.40% 2020[3]	1,600	1,597
EMD Finance LLC 2.95% 2022[3]	26,300	25,842
EMD Finance LLC 3.25% 2025[3]	23,700	22,972
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	3,175	3,318
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	915	942
Express Scripts Inc. 3.125% 2016	706	717
Gilead Sciences, Inc. 3.05% 2016	18,215	18,671
Gilead Sciences, Inc. 3.50% 2025	6,615	6,655
Gilead Sciences, Inc. 4.80% 2044	5,195	5,383
Gilead Sciences, Inc. 4.50% 2045	6,200	6,188
HCA Inc. 3.75% 2019	1,915	1,947
HCA Inc. 6.50% 2020	3,000	3,362
Humana Inc. 3.85% 2024	6,800	6,850
Humana Inc. 4.95% 2044	1,700	1,738
inVentiv Health Inc, Term Loan B4, 7.75% 2018[5,6,7]	1,470	1,473
inVentiv Health Inc. 11.00% 2018[3]	1,256	1,212
inVentiv Health Inc. 11.00% 2018[3]	837	799
inVentiv Health Inc. 12.00% 2018[3,8]	3,187	3,363
Kindred Healthcare, Inc. 8.00% 2020[3]	1,875	2,034
Kindred Healthcare, Inc. 8.75% 2023[3]	2,110	2,334
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,546
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,379
Laboratory Corporation of America Holdings 3.60% 2025	9,690	9,371
Laboratory Corporation of America Holdings 4.70% 2045	18,280	17,107
McKesson Corp. 0.95% 2015	2,730	2,731
McKesson Corp. 3.25% 2016	1,600	1,621
McKesson Corp. 1.40% 2018	1,485	1,469
McKesson Corp. 2.284% 2019	5,810	5,835
McKesson Corp. 3.796% 2024	2,640	2,690
Medtronic, Inc. 2.50% 2020[3]	14,015	14,090
Capital Income Builder — Page 11 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 3.50% 2025[3]	$24,700	$24,717
Medtronic, Inc. 4.375% 2035[3]	11,545	11,610
Medtronic, Inc. 4.625% 2045[3]	5,825	5,927
Merck & Co., Inc. 0.636% 2018[5]	30,000	30,103
Multiplan Inc., Term Loan B, 3.75% 2021[5,6,7]	2,681	2,667
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,725
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	3,935	3,645
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[5,6,7]	871	867
Pfizer Inc. 0.586% 2018[5]	5,000	4,998
Pfizer Inc. 7.20% 2039	196	270
Quest Diagnostics Inc. 4.70% 2045	3,075	2,829
Quintiles Transnational Corp. 4.875% 2023[3]	785	798
Roche Holdings, Inc. 2.25% 2019[3]	11,950	12,082
Roche Holdings, Inc. 6.00% 2019[3]	6,668	7,579
Roche Holdings, Inc. 2.875% 2021[3]	6,550	6,609
Roche Holdings, Inc. 3.35% 2024[3]	6,715	6,817
Select Medical Holdings Corp. 6.375% 2021	1,735	1,765
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,380
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,760
Tenet Healthcare Corp. 6.75% 2023[3]	1,815	1,901
Thermo Fisher Scientific Inc. 1.30% 2017	945	943
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,014
Thermo Fisher Scientific Inc. 3.30% 2022	1,785	1,770
Thermo Fisher Scientific Inc. 4.15% 2024	6,500	6,700
UnitedHealth Group Inc. 2.70% 2020	6,460	6,541
UnitedHealth Group Inc. 2.875% 2023	3,285	3,191
UnitedHealth Group Inc. 3.75% 2025	30,680	31,347
UnitedHealth Group Inc. 4.625% 2035	7,475	7,799
UnitedHealth Group Inc. 4.75% 2045	2,455	2,583
VPI Escrow Corp. 6.75% 2018[3]	7,000	7,367
VPI Escrow Corp. 6.375% 2020[3]	4,230	4,468
VRX Escrow Corp. 5.375% 2020[3]	3,465	3,569
VRX Escrow Corp. 5.875% 2023[3]	1,615	1,683
VRX Escrow Corp. 6.125% 2025[3]	1,110	1,163
VWR Funding, Inc. 7.25% 2017	5,000	5,162
WellPoint, Inc. 2.30% 2018	2,740	2,747
WellPoint, Inc. 2.25% 2019	2,000	1,985
Zimmer Holdings, Inc. 2.00% 2018	4,000	3,998
Zimmer Holdings, Inc. 2.70% 2020	10,500	10,477
Zimmer Holdings, Inc. 3.15% 2022	4,000	3,910
Zimmer Holdings, Inc. 3.55% 2025	29,440	28,528
		775,765
Telecommunication services 0.68%
Altice Financing SA 6.625% 2023[3]	9,675	9,989
Altice Finco SA 6.50% 2022[3]	700	730
Altice Finco SA 7.625% 2025[3]	375	383
Altice Finco SA, First Lien, 7.75% 2022[3]	13,100	13,182
Altice SA 7.625% 2025[3]	1,050	1,032
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,702
América Móvil, SAB de CV 8.46% 2036	147,200	9,001
AT&T Inc. 0.90% 2016	$10,000	10,002
AT&T Inc. 3.40% 2025	49,422	47,370
AT&T Inc. 4.50% 2035	19,935	18,501
Capital Income Builder — Page 12 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.30% 2042	$4,653	$4,049
AT&T Inc. 4.75% 2046	4,653	4,308
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,135
Frontier Communications Corp. 9.25% 2021	5,575	5,819
Frontier Communications Corp. 7.125% 2023	1,650	1,497
Intelsat Jackson Holding Co. 7.25% 2020	625	623
Intelsat Jackson Holding Co. 6.625% 2022	2,000	1,835
MetroPCS Wireless, Inc. 6.25% 2021	3,550	3,728
MTS International Funding Ltd. 8.625% 2020	27,918	30,469
MTS International Funding Ltd. 8.625% 2020[3]	27,918	30,469
Numericable Group SA 4.875% 2019[3]	1,075	1,094
Numericable Group SA 6.00% 2022[3]	3,425	3,490
Sprint Capital Corp. 6.90% 2019	17,200	16,899
Sprint Nextel Corp. 8.375% 2017	12,575	13,330
Sprint Nextel Corp. 9.125% 2017	112,350	119,231
Sprint Nextel Corp. 7.00% 2020	6,500	6,264
Sprint Nextel Corp. 7.25% 2021	1,950	1,870
Sprint Nextel Corp. 11.50% 2021	138,575	157,976
Sprint Nextel Corp. 7.875% 2023	42,000	40,328
Sprint Nextel Corp. 7.125% 2024	3,000	2,753
T-Mobile US, Inc. 6.542% 2020	6,000	6,335
Verizon Communications Inc. 5.15% 2023	29,024	32,032
Verizon Communications Inc. 4.272% 2036[3]	17,797	16,228
Verizon Communications Inc. 4.522% 2048[3]	30,130	26,957
Vodafone Group PLC 5.625% 2017	10,450	11,063
Wind Acquisition SA 4.75% 2020[3]	3,300	3,383
Wind Acquisition SA 7.375% 2021[3]	6,350	6,747
		678,804
Consumer discretionary 0.64%
Academy Sports 9.25% 2019[3]	10,000	10,462
Amazon.com, Inc. 4.95% 2044	10,000	10,084
Boyd Gaming Corp. 9.00% 2020	9,500	10,379
Burger King Corp. 4.625% 2022[3]	3,000	3,007
Burger King Corp. 6.00% 2022[3]	4,150	4,294
California Institute of Technology 4.321% 2045	3,500	3,626
CBS Corp. 1.95% 2017	8,000	8,051
CBS Corp. 4.00% 2026	11,780	11,679
CBS Outdoor Americas Inc. 5.625% 2024	574	588
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	1,714	1,783
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	7,815	7,841
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	3,000	3,142
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	6,175	6,223
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	38,410	38,497
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	3,480	3,609
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	4,425	4,475
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,025	1,081
Comcast Corp. 6.30% 2017	7,000	7,759
Comcast Corp. 4.75% 2044	11,105	11,672
Comcast Corp. 4.60% 2045	1,200	1,231
Cumulus Media Holdings Inc. 7.75% 2019	5,030	4,426
Cumulus Media Inc., Term Loan B, 4.25% 2020[5,6,7]	2,045	1,892
Daimler Finance NA LLC 3.00% 2016[3]	2,500	2,534
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	5,500	5,479
Capital Income Builder — Page 13 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 1.138% 2018[3,5]	$1,500	$1,513
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,915	6,837
DaimlerChrysler North America Holding Corp. 2.45% 2020[3]	7,500	7,451
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	10,000	9,883
Delta 2 (Formula One), Term Loan B, 7.75% 2022[5,6,7]	2,225	2,227
DISH DBS Corp. 4.625% 2017	6,525	6,713
Dollar General Corp. 4.125% 2017	17,500	18,210
EchoStar DBS Corp. 7.125% 2016	3,000	3,075
Family Tree Escrow LLC 5.25% 2020[3]	575	610
Family Tree Escrow LLC 5.75% 2023[3]	1,175	1,245
Federated Department Stores, Inc. 6.90% 2029	3,177	3,944
Ford Motor Co. 4.75% 2043	750	741
Ford Motor Credit Co. 8.00% 2016	2,000	2,170
Ford Motor Credit Co. 1.684% 2017	15,000	14,924
Ford Motor Credit Co. 4.25% 2017	5,000	5,189
Ford Motor Credit Co. 2.375% 2018	2,500	2,520
Ford Motor Credit Co. 2.597% 2019	810	807
Ford Motor Credit Co. 3.157% 2020	10,000	10,038
Ford Motor Credit Co. 3.219% 2022	4,390	4,317
Ford Motor Credit Co. 3.664% 2024	1,000	978
Gannett Co., Inc. 5.125% 2019	1,385	1,447
Gannett Co., Inc. 4.875% 2021[3]	435	437
Gannett Co., Inc. 6.375% 2023	4,475	4,755
Gannett Co., Inc. 5.50% 2024[3]	4,425	4,458
General Motors Co. 4.00% 2025	2,180	2,093
General Motors Financial Co. 6.75% 2018	1,500	1,659
General Motors Financial Co. 4.375% 2021	16,000	16,426
General Motors Financial Co. 3.45% 2022	3,170	3,062
General Motors Financial Co. 4.30% 2025	15,000	14,852
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,883
Home Depot, Inc. 4.40% 2021	10,000	11,000
Home Depot, Inc. 2.625% 2022	5,000	4,956
Home Depot, Inc. 4.25% 2046	4,000	4,044
International Game Technology 6.25% 2022[3]	2,800	2,775
Li & Fung Ltd. 6.00% (undated)[5]	28,831	30,273
Limited Brands, Inc. 8.50% 2019	3,006	3,551
Limited Brands, Inc. 7.00% 2020	2,994	3,428
Marks and Spencer Group PLC 6.25% 2017[3]	6,729	7,353
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,569
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	974
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	5,875
MGM Resorts International 6.875% 2016	2,000	2,070
MGM Resorts International 7.50% 2016	2,075	2,168
MGM Resorts International 6.75% 2020	2,025	2,177
MGM Resorts International 7.75% 2022	2,700	3,007
Michaels Stores, Inc. 5.875% 2020[3]	725	765
NBC Universal Enterprise, Inc. 0.974% 2018[3,5]	13,105	13,126
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	9,635	10,273
NCL Corp. Ltd. 5.25% 2019[3]	900	936
Needle Merger Sub Corp. 8.125% 2019[3]	4,350	4,132
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,150	2,290
Neiman Marcus Group LTD Inc. 8.75% 2021[3,8]	3,955	4,262
Neiman Marcus, Term Loan B, 4.25% 2020[5,6,7]	6,386	6,372
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,225
Capital Income Builder — Page 14 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PETsMART, Inc. 7.125% 2023[3]	$1,600	$1,696
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,222
Playa Resorts Holding BV 8.00% 2020[3]	1,600	1,668
Stackpole Intl. 7.75% 2021[3]	4,410	4,245
Starbucks Corp. 2.70% 2022	2,675	2,684
Starbucks Corp. 4.30% 2045	3,565	3,619
Target Corp. 6.00% 2018	24,000	26,605
Thomson Reuters Corp. 1.30% 2017	6,705	6,698
Thomson Reuters Corp. 1.65% 2017	2,880	2,885
Thomson Reuters Corp. 4.30% 2023	2,085	2,177
Thomson Reuters Corp. 5.65% 2043	2,375	2,583
Time Warner Cable Inc. 5.00% 2020	10,000	10,740
Time Warner Inc. 4.05% 2023	53,850	55,753
Time Warner Inc. 3.60% 2025	19,800	19,267
Time Warner Inc. 4.85% 2045	5,000	4,946
Viacom Inc. 3.875% 2024	1,760	1,709
Viacom Inc. 4.85% 2034	585	542
Viacom Inc. 5.85% 2043	2,500	2,482
Viacom Inc. 5.25% 2044	1,700	1,584
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	10,000	9,965
Warner Music Group 6.00% 2021[3]	775	798
Warner Music Group 5.625% 2022[3]	1,475	1,493
Warner Music Group 6.75% 2022[3]	1,250	1,212
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,696
Wynn Macau, Ltd. 5.25% 2021[3]	1,000	953
ZF Friedrichshafen AG 4.00% 2020[3]	1,895	1,919
ZF Friedrichshafen AG 4.50% 2022[3]	560	554
		635,574
Energy 0.59%
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	3,975	298
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	1,833	137
American Energy - Woodford LLC 12.00% 2020[3,8]	1,085	685
American Energy (Marcellus), Term Loan B, 5.25% 2020[5,6,7]	1,500	1,065
American Energy (Marcellus), Term Loan A, 8.50% 2021[5,6,7,9]	3,275	1,343
American Energy (Permian Basin) 7.125% 2020[3]	4,425	2,699
American Energy (Permian Basin) 7.375% 2021[3]	1,700	1,007
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,020
Anadarko Petroleum Corp. 8.70% 2019	17,265	20,776
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,745
APT Pipelines Ltd. 4.20% 2025[3]	4,440	4,367
Baytex Energy Corp. 5.125% 2021[3]	2,175	1,947
Baytex Energy Corp. 5.625% 2024[3]	825	714
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	1,725	1,764
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,502
Boardwalk Pipelines, LP 4.95% 2024	10,030	9,764
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,937
Cenovus Energy Inc. 3.00% 2022	16,340	15,461
Cenovus Energy Inc. 3.80% 2023	6,120	6,010
Chevron Corp. 2.411% 2022	4,360	4,272
CNOOC Finance (2013) Ltd. 3.00% 2023	6,600	6,264
Columbia Pipeline Partners LP 4.50% 2025[3]	4,230	4,222
Columbia Pipeline Partners LP 5.80% 2045[3]	915	906
CONSOL Energy Inc. 5.875% 2022	1,450	1,134
Capital Income Builder — Page 15 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 4.625% 2023	$1,500	$1,088
Devon Energy Corp. 5.00% 2045	4,085	3,977
Diamond Offshore Drilling, Inc. 4.875% 2043	18,650	14,507
Ecopetrol SA 5.375% 2026	3,855	3,745
Ecopetrol SA 5.875% 2045	2,845	2,496
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	25,500
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,157
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,588
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,336
Enbridge Inc. 5.60% 2017	6,940	7,352
Enbridge Inc. 4.00% 2023	18,450	17,774
Enbridge Inc. 4.50% 2044	3,000	2,466
Energy Transfer Partners, LP 4.75% 2026	8,350	8,189
Energy Transfer Partners, LP 6.125% 2045	9,350	9,461
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,315
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,744
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,607
EnLink Midstream Partners, LP 5.05% 2045	8,095	7,132
Ensco PLC 5.20% 2025	8,845	8,431
Ensco PLC 5.75% 2044	1,060	921
Enterprise Products Operating LLC 3.90% 2024	2,105	2,111
Enterprise Products Operating LLC 3.70% 2026	4,900	4,761
Enterprise Products Operating LLC 4.90% 2046	2,510	2,375
EP Energy Corp. 9.375% 2020	25	26
EP Energy Corp. 6.375% 2023[3]	1,350	1,277
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	11,000	9,835
Husky Energy Inc. 6.20% 2017	5,600	6,043
Husky Energy Inc. 7.25% 2019	4,500	5,250
Jupiter Resources Inc. 8.50% 2022[3]	3,000	2,055
Kinder Morgan Energy Partners, LP 6.00% 2017	375	398
Kinder Morgan Energy Partners, LP 3.50% 2023	2,480	2,283
Kinder Morgan Energy Partners, LP 4.15% 2024	5,180	4,941
Kinder Morgan Energy Partners, LP 4.25% 2024	1,335	1,271
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	8,561
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	2,936
Kinder Morgan Finance Co. 5.05% 2046	5,000	4,273
Kinder Morgan, Inc. 4.30% 2025	5,000	4,766
Kinder Morgan, Inc. 5.30% 2034	1,130	1,054
Kinder Morgan, Inc. 5.55% 2045	6,320	5,774
Matador Resources Co. 6.875% 2023[3]	200	204
Newfield Exploration Co. 5.375% 2026	5,000	4,825
NGL Energy Partners LP 5.125% 2019	1,325	1,294
NGPL PipeCo LLC 7.119% 2017[3]	10,225	10,276
NGPL PipeCo LLC 9.625% 2019[3]	6,425	6,457
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[5,6,7]	458	436
Noble Corp PLC 4.00% 2018	1,090	1,089
Noble Corp PLC 5.95% 2025	7,970	7,270
Noble Corp PLC 6.95% 2045	9,020	7,669
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	5,464	3,538
PDC Energy Inc. 7.75% 2022	9,150	9,482
Peabody Energy Corp. 6.00% 2018	6,500	2,356
Peabody Energy Corp. 6.50% 2020	2,000	600
Peabody Energy Corp. 6.25% 2021	2,225	640
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,998
Capital Income Builder — Page 16 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$15,000	$16,125
Petrobras Global Finance Co. 6.25% 2024	2,320	2,177
Petrobras Global Finance Co. 6.85% 2115	2,075	1,682
Petrobras International Finance Co. 3.50% 2017	1,860	1,828
Petróleos Mexicanos 4.50% 2026[3]	11,830	11,629
Petróleos Mexicanos 5.625% 2046[3]	2,025	1,916
Phillips 66 2.95% 2017	4,000	4,099
Phillips 66 4.30% 2022	11,525	12,171
Phillips 66 Partners LP 3.605% 2025	1,075	998
Phillips 66 Partners LP 4.68% 2045	160	143
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	8,929	7,411
QGOG Constellation SA 6.25% 2019[3]	500	305
Range Resources Corp. 4.875% 2025[3]	4,225	4,061
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	8,256	8,938
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,148	2,325
Ras Laffan Liquefied Natural Gas III 6.75% 2019[3]	500	594
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,575
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,080
Rice Energy Inc. 6.25% 2022	2,200	2,090
Rice Energy Inc. 7.25% 2023[3]	300	296
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,638
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	3,105
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,005
Sabine Pass Liquefaction, LLC 5.75% 2024	1,300	1,299
Samson Investment Co., Term Loan B, 5.00% 2018[5,6,7]	150	43
Seven Generations Energy Ltd. 6.75% 2023[3]	325	319
Shell International Finance BV 2.125% 2020	8,025	8,012
Shell International Finance BV 3.25% 2025	6,320	6,264
SM Energy Co. 5.625% 2025	825	782
Southwestern Energy Co. 4.95% 2025	6,870	6,751
Spectra Energy Partners, LP 2.95% 2018	4,040	4,132
TC PipeLines, LP 4.375% 2025	5,345	5,268
Tesoro Logistics LP 5.50% 2019[3]	575	598
Tesoro Logistics LP 6.25% 2022[3]	1,400	1,470
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,312
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,930	12,041
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	3,275	3,291
Transocean Inc. 5.55% 2016	5,450	5,525
Transocean Inc. 6.875% 2021	1,985	1,685
Transportadora de Gas Peru SA 4.25% 2028[3,6]	2,450	2,413
Western Gas Partners LP 2.60% 2018	1,375	1,377
Western Gas Partners LP 3.95% 2025	5,935	5,694
Williams Partners LP 4.125% 2020	5,000	5,183
Williams Partners LP 4.50% 2023	3,350	3,324
Williams Partners LP 4.30% 2024	6,030	5,864
Williams Partners LP 3.90% 2025	4,030	3,773
Williams Partners LP 4.00% 2025	15,815	14,737
Williams Partners LP 5.40% 2044	3,750	3,409
Williams Partners LP 4.90% 2045	3,730	3,187
Williams Partners LP 5.10% 2045	10,335	9,039
		587,932
Capital Income Builder — Page 17 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.53%	Principal amount (000)	Value (000)
AES Corp. 7.375% 2021	$5,000	$5,512
Berkshire Hathaway Energy Co. 2.40% 2020	7,320	7,332
Calpine Corp. 5.375% 2023	1,205	1,184
Calpine Corp. 7.875% 2023[3]	936	1,009
Calpine Corp. 5.50% 2024	660	643
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	26,177
CMS Energy Corp. 8.75% 2019	13,063	16,105
CMS Energy Corp. 6.25% 2020	22,054	25,426
CMS Energy Corp. 5.05% 2022	8,103	8,943
CMS Energy Corp. 3.875% 2024	22,121	22,536
CMS Energy Corp. 4.70% 2043	4,580	4,686
CMS Energy Corp. 4.875% 2044	5,317	5,559
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,493	1,761
Consumers Energy Co. 5.65% 2020	730	841
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,589
Duke Energy Corp. 3.75% 2024	12,446	12,746
Dynegy Finance Inc. 6.75% 2019[3]	2,520	2,614
Dynegy Finance Inc. 7.375% 2022[3]	2,290	2,380
Dynegy Finance Inc. 7.625% 2024[3]	2,570	2,666
Entergy Corp. 4.70% 2017	6,500	6,751
Entergy Corp. 4.00% 2022	3,250	3,321
Entergy Louisiana, LLC 3.30% 2022	3,260	3,301
Entergy Louisiana, LLC 3.78% 2025	3,500	3,550
Exelon Corp. 2.85% 2020	11,375	11,435
Exelon Corp. 3.95% 2025	16,500	16,779
Exelon Corp. 5.10% 2045	221	228
MidAmerican Energy Holdings Co. 3.75% 2023	9,165	9,421
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	850	842
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,736	11,404
Northeast Utilities 3.15% 2025	10,000	9,782
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6	8
Northern States Power Co. 3.40% 2042	107	95
NV Energy, Inc 6.25% 2020	48,989	56,946
Ohio Power Co., Series G, 6.60% 2033	3,178	4,024
Ohio Power Co., Series H, 6.60% 2033	704	892
Pacific Gas and Electric Co. 3.50% 2020	3,395	3,566
Pacific Gas and Electric Co. 3.25% 2023	12,500	12,517
Pacific Gas and Electric Co. 3.85% 2023	8,006	8,342
Pacific Gas and Electric Co. 3.40% 2024	5,970	5,991
Pacific Gas and Electric Co. 3.75% 2024	2,329	2,399
Pacific Gas and Electric Co. 3.50% 2025	967	972
Pacific Gas and Electric Co. 3.75% 2042	400	364
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,660
Pacific Gas and Electric Co. 4.30% 2045	7,026	6,965
PacifiCorp., First Mortgage Bonds, 2.95% 2023	2,082	2,063
PacifiCorp., First Mortgage Bonds, 7.70% 2031	5,810	8,131
Pennsylvania Electric Co. 6.05% 2017	3,000	3,265
PG&E Corp. 2.40% 2019	6,350	6,380
Progress Energy, Inc. 7.05% 2019	10,150	11,789
Progress Energy, Inc. 7.00% 2031	5,000	6,446
Progress Energy, Inc. 7.75% 2031	5,306	7,255
Public Service Co. of Colorado 5.80% 2018	4,850	5,446
Public Service Co. of Colorado 5.125% 2019	2,973	3,335
Public Service Co. of Colorado 3.20% 2020	4,289	4,465
Capital Income Builder — Page 18 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 2.90% 2025	$10,000	$9,794
Puget Sound Energy Inc. 6.724% 2036	4,500	6,019
Puget Sound Energy, Inc., First Lien, 6.50% 2020	8,812	10,385
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,226	11,491
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	13,500	13,245
State Grid Overseas Investment Ltd. 1.75% 2018[3]	10,000	9,938
Tampa Electric Co. 5.40% 2021	1,987	2,268
Tampa Electric Co. 2.60% 2022	6,850	6,645
Teco Finance, Inc. 5.15% 2020	15,218	17,036
Virginia Electric and Power Co. 3.45% 2024	1,860	1,903
Virginia Electric and Power Co. 8.875% 2038	1,000	1,586
Wisconsin Energy Corp. 3.55% 2025	4,000	4,019
Xcel Energy Inc. 4.70% 2020	10,748	11,747
Xcel Energy Inc. 3.30% 2025	10,000	9,881
Xcel Energy Inc. 6.50% 2036	10,260	13,079
Xcel Energy Inc. 4.80% 2041	896	950
		520,825
Consumer staples 0.43%
Altria Group, Inc. 9.25% 2019	3,834	4,795
Altria Group, Inc. 2.625% 2020	4,340	4,350
Altria Group, Inc. 4.75% 2021	1,500	1,630
Altria Group, Inc. 2.95% 2023	3,800	3,666
Altria Group, Inc. 4.00% 2024	3,000	3,099
Altria Group, Inc. 4.25% 2042	4,000	3,674
Altria Group, Inc. 4.50% 2043	1,100	1,052
Altria Group, Inc. 5.375% 2044	5,800	6,274
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,002
British American Tobacco International Finance PLC 2.75% 2020[3]	4,500	4,568
British American Tobacco International Finance PLC 3.95% 2025[3]	3,500	3,584
Coca-Cola Co. 1.50% 2015	4,000	4,013
Coca-Cola Co. 1.80% 2016	500	506
Coca-Cola Co. 3.30% 2021	2,000	2,095
ConAgra Foods, Inc. 3.20% 2023	3,137	2,985
Constellation Brands, Inc. 3.875% 2019	3,500	3,588
CVS Caremark Corp. 2.80% 2020	15,000	15,153
CVS Caremark Corp. 3.50% 2022	7,000	7,169
CVS Caremark Corp. 4.00% 2023	15,920	16,579
CVS Caremark Corp. 3.875% 2025	7,000	7,144
CVS Caremark Corp. 4.875% 2035	18,935	19,689
CVS Caremark Corp. 5.125% 2045	3,925	4,188
H.J Heinz Co. 4.875% 2025[3]	1,994	2,141
Ingles Markets, Inc. 5.75% 2023	1,900	1,948
Kraft Foods Inc. 5.00% 2042	2,600	2,668
Kroger Co. 6.40% 2017	31,300	34,253
PepsiCo, Inc. 2.50% 2016	10,000	10,150
Pernod Ricard SA 2.95% 2017[3]	12,000	12,235
Pernod Ricard SA 4.45% 2022[3]	12,500	13,259
Philip Morris International Inc. 3.60% 2023	4,545	4,688
Philip Morris International Inc. 3.875% 2042	6,000	5,491
Philip Morris International Inc. 4.875% 2043	3,500	3,725
Philip Morris International Inc. 4.25% 2044	1,800	1,738
Procter & Gamble Co. 0.548% 2019[5]	10,000	9,985
Reynolds American Inc. 2.30% 2018	8,535	8,617
Capital Income Builder — Page 19 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 3.25% 2020	$7,355	$7,481
Reynolds American Inc. 4.00% 2022	4,500	4,632
Reynolds American Inc. 4.45% 2025	52,000	53,576
Reynolds American Inc. 5.70% 2035	5,650	6,005
Reynolds American Inc. 6.15% 2043	1,135	1,259
Reynolds American Inc. 5.85% 2045	31,500	34,096
SABMiller Holdings Inc. 2.45% 2017[3]	14,815	15,066
The JM Smucker Co. 3.50% 2025[3]	5,280	5,221
The JM Smucker Co. 4.375% 2045[3]	2,000	1,882
Tyson Foods, Inc. 3.95% 2024	9,450	9,579
Tyson Foods, Inc. 5.15% 2044	1,320	1,380
WM. Wrigley Jr. Co 2.40% 2018[3]	4,075	4,131
WM. Wrigley Jr. Co 2.90% 2019[3]	2,000	2,044
WM. Wrigley Jr. Co 3.375% 2020[3]	29,685	30,577
		426,630
Industrials 0.35%
AAF Holdings LLC 12.75% 2019[3,8]	2,369	2,348
ADS Waste Escrow 8.25% 2020	1,275	1,339
AerCap Holdings NV 2.75% 2017[3]	3,250	3,242
Altegrity, Inc. 9.50% 2019[3]	7,250	6,960
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	434	465
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,537
Atlas Copco AB 5.60% 2017[3]	17,290	18,522
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[5,6,7]	1,914	1,934
BNSF Funding Trust I 6.613% 2055	6,700	7,588
Burlington Northern Santa Fe LLC 4.15% 2045	4,155	3,942
Canadian National Railway Co. 5.55% 2018	25,000	27,557
Canadian Pacific Railway Ltd. 4.80% 2045	4,080	4,141
CEVA Group PLC 7.00% 2021[3]	1,850	1,767
CEVA Group PLC 9.00% 2021[3]	775	743
CEVA Group PLC, LOC, 6.50% 2021[5,6,7]	515	475
CEVA Group PLC, Term Loan B, 6.50% 2021[5,6,7]	739	683
CEVA Group PLC, Term Loan, 6.50% 2021[5,6,7]	536	495
CEVA Group PLC, Term Loan, 6.50% 2021[5,6,7]	93	85
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	1,996	2,068
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	1,861	1,945
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	7,040	7,533
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	9,479	10,498
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	7,090	8,045
DAE Aviation Holdings, Inc. 10.00% 2023[3]	4,575	4,632
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	1,185	1,351
Esterline Technologies Corp. 7.00% 2020	10,350	10,712
European Aeronautic Defence and Space Company 2.70% 2023[3]	18,000	17,387
Gardner Denver, Inc., Term Loan B, 4.25% 2020[5,6,7]	5,954	5,759
Gates Global LLC 6.00% 2022[3]	3,950	3,525
Gates Global LLC, Term Loan B, 4.25% 2021[5,6,7]	1,365	1,361
General Electric Capital Corp. 2.20% 2020	8,125	8,143
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)	30,000	32,611
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)	60,000	69,450
General Electric Corp. 5.25% 2017	12,500	13,591
HD Supply, Inc. 5.25% 2021[3]	1,325	1,370
John Deere Capital Corp. 2.375% 2020	17,500	17,544
KLX Inc. 5.875% 2022[3]	1,780	1,798
Capital Income Builder — Page 20 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LMI Aerospace Inc. 7.375% 2019	$2,550	$2,480
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	750	772
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	11,375	11,261
Nortek Inc. 8.50% 2021	1,500	1,613
R.R. Donnelley & Sons Co. 6.50% 2023	775	803
R.R. Donnelley & Sons Co. 7.875% 2021	1,475	1,672
Republic Services, Inc. 3.80% 2018	2,500	2,631
Siemens AG 3.25% 2025[3]	6,675	6,602
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	4,225	3,876
TransDigm Inc. 5.50% 2020	5,000	5,018
Waste Management, Inc. 2.60% 2016	4,445	4,520
Watco Companies 6.375% 2023[3]	1,735	1,761
		348,155
Materials 0.18%
ArcelorMittal 5.25% 2017	24,950	25,854
ArcelorMittal 10.60% 2019	750	894
ArcelorMittal 5.125% 2020	1,250	1,256
ArcelorMittal 6.25% 2021	1,000	1,014
ArcelorMittal 7.00% 2022	20,500	21,115
ArcelorMittal 6.125% 2025	875	836
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,296
Chemours Co. 6.625% 2023[3]	2,400	2,118
Chemours Co. 7.00% 2025[3]	790	695
E.I. du Pont de Nemours and Co. 5.25% 2016	826	872
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,747
Ecolab Inc. 3.00% 2016	8,725	8,916
Ecolab Inc. 4.35% 2021	1,500	1,622
First Quantum Minerals Ltd. 6.75% 2020[3]	7,188	5,571
First Quantum Minerals Ltd. 7.00% 2021[3]	8,398	6,445
First Quantum Minerals Ltd. 7.25% 2022[3]	32,500	24,375
FMG Resources 9.75% 2022[3]	5,500	5,060
Georgia Gulf Corp. 4.875% 2023	3,500	3,382
Glencore Funding LLC 4.00% 2025[3]	4,250	3,894
Glencore Xstrata LLC 4.125% 2023[3]	4,000	3,794
Glencore Xstrata LLC 4.625% 2024[3]	3,000	2,894
JMC Steel Group Inc. 8.25% 2018[3]	6,575	5,868
LSB Industries, Inc. 7.75% 2019	2,100	2,221
Monsanto Co. 2.75% 2021	515	505
Monsanto Co. 4.40% 2044	300	269
Mosaic Co. 4.25% 2023	1,700	1,749
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	402
Rayonier Advanced Materials Inc. 5.50% 2024[3]	2,545	2,170
Reynolds Group Inc. 9.875% 2019	203	214
Reynolds Group Inc. 5.75% 2020	4,000	4,150
Reynolds Group Inc. 6.875% 2021	3,000	3,151
Ryerson Inc. 9.00% 2017	3,275	3,242
Ryerson Inc. 11.25% 2018	2,004	1,984
Tembec Industries Inc. 9.00% 2019[3]	1,055	860
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[3]	2,020	2,156
Yara International ASA 7.875% 2019[3]	2,225	2,604
		175,195
Capital Income Builder — Page 21 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.15%	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 4.625% 2017[3]	$1,150	$1,190
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,500	1,618
Alcatel-Lucent USA Inc. 8.875% 2020[3]	9,875	10,813
First Data Corp. 6.75% 2020[3]	5,255	5,570
First Data Corp. 11.75% 2021	2,921	3,323
First Data Corp. 12.625% 2021	8,500	9,860
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,000	1,021
Harris Corp. 2.70% 2020	1,530	1,508
Harris Corp. 3.832% 2025	3,315	3,262
Harris Corp. 4.854% 2035	3,050	2,946
Harris Corp. 5.054% 2045	7,860	7,532
Informatica Corp. 7.125% 2023[3]	1,000	985
Intel Corp. 3.70% 2025	2,500	2,530
Intel Corp. 4.90% 2045	6,000	6,195
International Business Machines Corp. 1.95% 2016	7,925	8,028
International Business Machines Corp. 3.375% 2023	10,000	10,115
National Semiconductor Corp. 6.60% 2017	10,000	10,999
NXP BV and NXP Funding LLC 4.125% 2020[3]	4,000	4,025
Oracle Corp. 0.869% 2019[5]	5,000	5,035
Oracle Corp. 2.80% 2021	3,975	4,010
Oracle Corp. 2.95% 2025	10,000	9,659
Oracle Corp. 4.125% 2045	2,525	2,399
QUALCOMM Inc. 4.80% 2045	5,000	4,541
Samsung Electronics America, Inc. 1.75% 2017[3]	12,350	12,415
Serena Software, Inc., Term Loan B, 7.50% 2020[5,6,7]	3,785	3,802
SRA International, Inc., Term Loan B, 6.50% 2018[5,6,7]	8,149	8,187
SunGard Data Systems Inc. 7.375% 2018	3,790	3,921
SunGard Data Systems Inc. 7.625% 2020	3,450	3,631
		149,120
Total corporate bonds & notes		5,519,347
Mortgage-backed obligations 2.94%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[5,6]	6,326	6,380
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.575% 2049[5,6]	4,816	5,060
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[5,6]	94	94
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.642% 2034[5,6]	1,148	1,149
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.592% 2038[5,6]	10,407	10,598
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[5,6]	201	217
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[5,6]	4,320	4,700
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[6]	2,085	2,184
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.144% 2049[5,6]	5,000	5,417
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	14,086	14,470
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,5,6]	6,510	6,733
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.873% 2043[3,5,6]	2,250	2,253
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	37,845	38,216
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,6]	12,500	12,964
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	313	339
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	189	202
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	241	258
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[5,6]	1,500	1,501
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[6]	31,835	32,861
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.605% 2049[5,6]	117	123
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	20,607	20,748
Capital Income Builder — Page 22 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2020[6]	$855	$895
Fannie Mae 6.00% 2021[6]	969	1,057
Fannie Mae 5.00% 2023[6]	1,868	2,024
Fannie Mae 4.50% 2024[6]	10,066	10,795
Fannie Mae 4.50% 2024[6]	2,513	2,708
Fannie Mae 6.00% 2024[6]	3,412	3,871
Fannie Mae 6.00% 2024[6]	26	30
Fannie Mae 6.00% 2026[6]	12,437	14,108
Fannie Mae 6.00% 2027[6]	18,079	20,529
Fannie Mae 5.50% 2033[6]	571	646
Fannie Mae 6.00% 2036[6]	8,557	9,823
Fannie Mae 6.00% 2036[6]	6,317	7,252
Fannie Mae 6.00% 2036[6]	4,709	5,366
Fannie Mae 6.00% 2036[6]	3,880	4,453
Fannie Mae 6.00% 2036[6]	1,493	1,712
Fannie Mae 5.50% 2037[6]	546	618
Fannie Mae 6.50% 2037[6]	2,526	2,901
Fannie Mae 6.50% 2037[6]	534	574
Fannie Mae 6.50% 2037[6]	350	401
Fannie Mae 6.50% 2037[6]	173	186
Fannie Mae 7.00% 2037[6]	5,362	6,314
Fannie Mae 7.00% 2037[6]	370	418
Fannie Mae 7.50% 2037[6]	842	951
Fannie Mae 7.50% 2037[6]	280	316
Fannie Mae 7.50% 2037[6]	260	294
Fannie Mae 7.50% 2037[6]	125	134
Fannie Mae 5.239% 2038[5,6]	223	239
Fannie Mae 5.50% 2038[6]	5,100	5,754
Fannie Mae 5.50% 2038[6]	3,801	4,289
Fannie Mae 5.50% 2038[6]	2,062	2,326
Fannie Mae 5.50% 2038[6]	1,070	1,207
Fannie Mae 5.50% 2038[6]	535	600
Fannie Mae 6.00% 2038[6]	2,489	2,833
Fannie Mae 7.00% 2038[6]	116	135
Fannie Mae 2.319% 2039[5,6]	861	923
Fannie Mae 2.409% 2039[5,6]	1,831	1,964
Fannie Mae 2.554% 2039[5,6]	1,159	1,243
Fannie Mae 5.50% 2039[6]	418	469
Fannie Mae 4.00% 2040[6]	921	987
Fannie Mae 6.00% 2040[6]	20,843	23,675
Fannie Mae 4.00% 2041[6]	1,532	1,643
Fannie Mae 4.00% 2041[6]	924	991
Fannie Mae 4.00% 2041[6]	777	833
Fannie Mae 4.00% 2041[6]	496	534
Fannie Mae 5.00% 2041[6]	17,857	19,802
Fannie Mae 6.00% 2041[6]	14,072	16,013
Fannie Mae 4.00% 2042[6]	274,180	294,039
Fannie Mae 4.00% 2042[6]	37,267	39,972
Fannie Mae 4.00% 2042[6]	22,722	24,357
Fannie Mae 4.00% 2042[6]	7,639	8,198
Fannie Mae 4.00% 2042[6]	5,406	5,798
Fannie Mae 4.00% 2042[6]	2,952	3,166
Fannie Mae 4.00% 2042[6]	2,562	2,749
Fannie Mae 4.00% 2043[6]	26,198	28,103
Fannie Mae 4.00% 2043[6]	20,931	22,523
Capital Income Builder — Page 23 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2043[6]	$9,999	$10,845
Fannie Mae 4.50% 2043[6]	7,165	7,798
Fannie Mae 4.50% 2043[6]	4,213	4,585
Fannie Mae 3.50% 2045[6,10]	10,000	10,386
Fannie Mae 7.00% 2047[6]	157	180
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[6]	344	351
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[6]	3,216	3,342
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[6]	814	910
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[6]	2,736	2,416
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[6]	2,126	1,929
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[6]	591	529
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[6]	385	340
Fannie Mae, Series 2006-65, Class PF, 0.471% 2036[5,6]	2,679	2,685
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	120	135
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	109	128
Freddie Mac 5.50% 2023[6]	1,811	1,971
Freddie Mac 6.00% 2026[6]	1,773	2,011
Freddie Mac 5.50% 2027[6]	3,621	4,054
Freddie Mac 5.00% 2038[6]	2,289	2,539
Freddie Mac 5.50% 2038[6]	5,605	6,261
Freddie Mac 5.00% 2039[6]	21,457	23,714
Freddie Mac 6.00% 2040[6]	206	234
Freddie Mac 4.50% 2041[6]	29,315	31,877
Freddie Mac 4.50% 2041[6]	1,291	1,400
Freddie Mac 5.00% 2041[6]	411	456
Freddie Mac 5.50% 2041[6]	10,030	11,204
Freddie Mac 4.50% 2043[6]	4,393	4,768
Freddie Mac 6.50% 2047[6]	421	476
Freddie Mac, Series 2890, Class KT, 4.50% 2019[6]	1,500	1,574
Freddie Mac, Series 2642, Class BL, 3.50% 2023[6]	722	749
Freddie Mac, Series 2626, Class NG, 3.50% 2023[6]	158	163
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[6]	1,117	1,033
Freddie Mac, Series 2122, Class QM, 6.25% 2029[6]	2,422	2,698
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[6]	3,635	3,218
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[6]	2,271	2,026
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[6]	1,271	1,145
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[6]	1,291	1,122
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[6]	1,161	1,052
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[6]	673	624
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[5,6]	3,960	3,999
Government National Mortgage Assn. 4.50% 2037[6]	3,012	3,277
Government National Mortgage Assn. 6.00% 2039[6]	5,314	6,064
Government National Mortgage Assn. 6.50% 2039[6]	698	788
Government National Mortgage Assn. 3.50% 2040[6]	424	446
Government National Mortgage Assn. 5.00% 2040[6]	4,385	4,785
Government National Mortgage Assn. 5.50% 2040[6]	7,095	8,033
Government National Mortgage Assn. 4.50% 2041[6]	5,182	5,607
Government National Mortgage Assn. 5.00% 2041[6]	6,361	6,931
Government National Mortgage Assn. 6.50% 2041[6]	2,428	2,771
Government National Mortgage Assn. 3.50% 2045[6,10]	301,000	313,781
Government National Mortgage Assn. 3.50% 2045[6]	210,000	219,874
Government National Mortgage Assn. 3.50% 2045[6]	149,688	156,726
Government National Mortgage Assn. 3.50% 2045[6,10]	97,250	101,134
Government National Mortgage Assn. 4.00% 2045[6,10]	746,487	791,932
Government National Mortgage Assn. 4.00% 2045[6]	77,874	82,745
Capital Income Builder — Page 24 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.816% 2058[6]	$4,173	$4,346
Government National Mortgage Assn. 6.172% 2058[6]	333	349
Government National Mortgage Assn. 6.205% 2058[6]	1,925	2,025
Government National Mortgage Assn. 6.22% 2058[6]	386	404
Government National Mortgage Assn. 4.587% 2061[6]	2,877	3,084
Government National Mortgage Assn. 4.528% 2062[6]	8,142	8,766
Government National Mortgage Assn. 4.625% 2062[6]	3,238	3,511
Government National Mortgage Assn. 4.903% 2062[6]	4,962	5,317
Government National Mortgage Assn. 4.76% 2064[6]	1,892	2,014
Government National Mortgage Assn. 5.04% 2064[6]	1,376	1,451
Government National Mortgage Assn. 5.041% 2064[6]	1,403	1,481
Government National Mortgage Assn. 5.057% 2064[6]	1,418	1,498
Government National Mortgage Assn. 5.027% 2065[6]	1,401	1,476
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[6]	2,883	2,566
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[6]	1,922	1,723
Government National Mortgage Assn., Series 2003, 6.116% 2058[6]	649	683
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[5,6]	13,670	13,938
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[5,6]	4,686	4,774
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	9,419	9,892
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	10,975	10,965
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,6]	11,750	11,808
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,6]	14,635	14,649
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,6]	1,500	1,508
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173% 2048[3,5,6]	3,800	3,715
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[6]	5,081	5,253
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.905% 2045[5,6]	36,896	37,657
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,6]	7,785	7,893
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[5,6]	6,047	6,331
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[6]	8,140	8,581
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[5,6]	9,541	10,101
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[5,6]	5,318	5,706
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[6]	8,765	8,991
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[5,6]	2,800	2,946
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.161% 2045[5,6]	5,335	5,848
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	21,630	22,408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2047[6,9]	5,325	5,518
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.711% 2042[5,6]	20,105	20,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[5,6]	8,000	8,463
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[6]	3,000	3,137
		2,913,415
Asset-backed obligations 0.74%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	12,345	12,703
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	17,500	17,570
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	19,870	19,944
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	5,895	5,897
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[6]	2,355	2,362
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	9,800	9,809
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[6]	1,730	1,742
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[3,5,6,9]	47,000	46,937
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.189% 2021[3,5,6,9]	20,245	20,241
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	22,100	22,073
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[6]	3,975	4,075
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[6]	253	256
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	2,395	2,410
Capital Income Builder — Page 25 of 33

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	$3,125	$3,133
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	2,395	2,401
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[6]	2,389	2,461
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.377% 2035[5,6]	207	191
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.327% 2036[5,6]	8,222	7,541
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.327% 2037[5,6]	10,809	9,988
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.337% 2037[5,6]	22,565	20,573
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[6]	50,000	50,146
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	33,755	34,166
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A 0.93% 2017[3,6]	21,980	21,975
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	4,785	4,790
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	5,455	5,457
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	4,700	4,715
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[3,6]	1,500	1,503
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	17,500	17,480
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[6]	3,315	3,319
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	15,600	15,595
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	5,150	5,199
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[6,9,11]	39,640	39,329
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[6,9,11]	1,351	1,341
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	10,250	10,241
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[6]	16,756	16,761
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A-4, 1.00% 2018[6]	10,966	10,978
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.351% 2037[5,6]	16,116	14,484
Mountain View Funding, Series 2007-3-A, Class A-1, CLO, 0.504% 2021[3,5,6]	6,015	5,995
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.577% 2025[3,5,6]	40,000	39,734
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[5,6]	3,591	3,321
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,6]	3,750	3,737
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,6]	7,650	7,618
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,6]	8,145	8,110
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[6]	488	502
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[6]	39,780	39,782
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[6]	1,101	1,102
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	1,455	1,459
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	11,180	11,227
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	3,850	3,852
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	3,965	3,995
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[6]	6,790	6,880
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	12,415	12,429
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[6]	2,500	2,516
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	7,665	7,709
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,6]	2,310	2,306
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 0% 2035[3,5,6]	17,295	17,233
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	51,500	51,346
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,6]	2,250	2,261
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,6]	2,625	2,617
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	23,375	23,381
		728,898
Federal agency bonds & notes 0.70%
CoBank, ACB 7.875% 2018[3]	12,160	14,017
CoBank, ACB 0.886% 2022[3,5]	10,410	9,733
Fannie Mae 5.375% 2016	60,420	63,231
Fannie Mae 0.875% 2018	15,000	14,942
Capital Income Builder — Page 26 of 33

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.625% 2024	$43,035	$43,658
Federal Home Loan Bank 0.50% 2015	25,000	25,013
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,023
Freddie Mac 5.50% 2016	14,580	15,284
Freddie Mac 1.00% 2017	25,000	25,099
Freddie Mac 1.00% 2017	14,400	14,476
Freddie Mac 1.00% 2017	5,900	5,924
Freddie Mac 5.50% 2017	50,000	54,760
Freddie Mac 1.25% 2019	50,000	49,570
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	8,590	9,044
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[6]	18,009	18,003
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	20,110	20,213
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	41,420	41,635
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[6]	5,965	6,020
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[6]	11,565	11,932
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	3,717	3,755
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[5,6]	9,380	9,868
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[5,6]	26,650	28,484
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	28,910	29,585
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[6]	5,000	4,969
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	88,865	89,074
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[6]	62,000	64,295
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	7,500	7,825
		695,432
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bermuda Government 4.138% 2023[3]	4,850	4,921
Bermuda Government 4.854% 2024[3]	7,775	8,203
Croatian Government 6.375% 2021	3,000	3,244
Hungarian Government 6.375% 2021	6,300	7,232
Indonesia (Republic of) 4.125% 2025[3]	40,000	39,600
Indonesia (Republic of) 5.125% 2045[3]	30,000	28,950
Province of Manitoba 3.05% 2024	6,850	7,097
Province of Ontario 3.20% 2024	10,000	10,478
		109,725
Municipals 0.08%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,639
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	10,000	10,307
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,758
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,754
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	33,000	32,773
		77,231
Total bonds, notes & other debt instruments (cost: $15,552,157,000)		15,718,138
Short-term securities 3.94%
Apple Inc. 0.11%–0.13% due 10/5/2015–10/26/2015[3]	100,000	99,971
CAFCO, LLC 0.26% due 8/5/2015	52,000	51,999
Caterpillar Financial Services Corp. 0.12% due 8/26/2015–10/16/2015	105,300	105,270
Chariot Funding, LLC 0.27%–0.40% due 8/3/2015–12/15/2015[3]	120,800	120,704
Emerson Electric Co. 0.12%–0.13% due 9/2/2015–9/22/2015[3]	122,100	122,083
Capital Income Builder — Page 27 of 33

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Short-term securities	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.13% due 10/23/2015	$35,000	$34,984
Fannie Mae 0.13%–0.24% due 9/2/2015–3/21/2016	543,100	542,819
Federal Farm Credit Banks 0.13%–0.31% due 8/28/2015–5/17/2016	275,000	274,692
Federal Home Loan Bank 0.06%–0.36% due 8/10/2015–7/18/2016	1,418,488	1,417,941
Freddie Mac 0.10%–0.19% due 8/10/2015–2/19/2016	661,500	661,222
General Electric Capital Corp. 0.17%–0.30% due 9/22/2015–12/7/2015	135,000	134,917
General Electric Co. 0.10% due 8/3/2015	13,750	13,750
Honeywell International Inc. 0.23% due 11/3/2015[3]	35,000	34,974
John Deere Capital Corp. 0.13% due 8/6/2015–8/11/2015[3]	24,900	24,900
Jupiter Securitization Co., LLC 0.25%–0.39% due 8/14/2015–12/7/2015[3]	91,300	91,213
Microsoft Corp. 0.10% due 9/9/2015[3]	40,000	39,997
United Parcel Service Inc. 0.10% due 10/5/2015[3]	50,000	49,989
United Technologies Corp. 0.13% due 8/28/2015[3]	36,600	36,595
Walt Disney Co. 0.10% due 8/17/2015[3]	50,000	49,998
Total short-term securities (cost: $3,907,748,000)		3,908,018
Total investment securities 100.16% (cost: $89,446,855,000)		99,341,233
Other assets less liabilities (0.16)%		(157,102)
Net assets 100.00%		$99,184,131
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $323,396,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 7/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	8/24/2015	HSBC Bank	$22,159	A$28,500	$1,358
British pounds	8/6/2015	JPMorgan Chase	$218,813	£139,140	1,535
British pounds	9/1/2015	Citibank	$51,769	£33,280	(191)
Euros	8/20/2015	Citibank	$83,022	€75,010	621
Euros	8/24/2015	HSBC Bank	$14,972	€13,800	(188)
					$3,135
Capital Income Builder — Page 28 of 33

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2015 (000)
SSE PLC	57,576,915	18,787,968	—	76,364,883	$97,704	$1,806,717
EDP - Energias de Portugal, SA	181,642,453	89,418,732	47,527,284	223,533,901	30,890	826,831
TDC A/S	39,465,244	16,000,000	671,048	54,794,196	5,682	413,284
Six Flags Entertainment Corp.	6,081,400	—	—	6,081,400	9,487	283,636
Greene King PLC	17,465,299	2,586,847	—	20,052,146	2,162	270,557
TalkTalk Telecom Group PLC	32,980,000	23,766,393	370,176	56,376,217	10,397	265,352
Glow Energy PCL	69,776,200	15,030,900	—	84,807,100	4,945	214,755
VTech Holdings Ltd.	14,957,100	2,960,200	1,405,000	16,512,300	—	205,544
Moneysupermarket.com Group PLC	42,428,401	—	—	42,428,401	3,590	194,336
Veresen Inc.[12]	2,187,800	12,884,300	—	15,072,100	6,613	170,560
Mercury General Corp.	2,809,700	—	—	2,809,700	5,205	158,608
Ratchaburi Electricity Generating Holding PCL	77,350,000	—	—	77,350,000	2,511	117,962
BTS Rail Mass Transit Growth Infrastructure Fund	367,453,100	—	—	367,453,100	5,583	109,470
DineEquity, Inc.	—	1,007,624	—	1,007,624	682	104,803
Marston’s PLC	31,083,908	6,170,320	—	37,254,228	3,720	90,816
Gannett Co., Inc.	—	6,564,850	—	6,564,850	—	83,045
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund	145,255,000	—	—	145,255,000	2,746	56,462
Ekornes ASA	1,990,851	—	—	1,990,851	806	24,494
Orior AG	385,000	—	31,012	353,988	802	19,837
Canyon Services Group Inc.	4,040,500	—	—	4,040,500	1,050	17,054
Leifheit AG, non-registered shares	—	320,000	—	320,000	162	15,815
Cache Logistics Trust[9,13]	41,000,000	—	41,000,000	—	897	—
CenturyLink, Inc.[13]	31,859,340	—	10,157,462	21,701,878	46,127	—
COSCO Pacific Ltd.[13]	151,860,551	—	75,902,550	75,958,001	1,792	—
Kværner ASA[13]	17,485,000	—	10,170,233	7,314,767	848	—
Ladbrokes PLC[13]	59,622,507	—	15,316,207	44,306,300	3,031	—
mobilezone holding ag, non-registered shares[13]	2,325,000	—	2,325,000	—	—	—
R.R. Donnelley & Sons Co.[13]	12,629,057	—	2,845,557	9,783,500	9,557	—
R.R. Donnelley & Sons Co. 6.50% 2023[13]	$2,075,000	—	$1,300,000	$775,000	43	—
R.R. Donnelley & Sons Co. 7.875% 2021[13]	$1,475,000	—	—	$1,475,000	87	—
Rexel SA13	15,763,103	180,793	15,260,135	683,761	2,434	—
Starwood Property Trust, Inc.[13]	12,437,000	—	9,937,000	2,500,000	8,925	—
Sunway Real Estate Investment Trust[13]	162,538,400	—	109,638,400	52,900,000	2,695	—
William Hill PLC[13]	46,533,436	—	14,868,992	31,664,444	4,006	—
					$275,179	$5,449,938

Capital Income Builder — Page 29 of 33

unaudited
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,325,057,000, which represented 2.34% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,310,000, which represented .04% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $155,258,000, which represented .16% of the net assets of the fund. This amount includes $40,114,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2014; it was not publicly disclosed.
[13]	Unaffiliated issuer at 7/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$39,638	$39,329.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,351	1,341.00
Total private placement securities		$40,989	$40,670.04%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 30 of 33

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Capital Income Builder — Page 31 of 33

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$12,590,800	$—	$—	$12,590,800
Consumer staples	11,594,656	—	—	11,594,656
Health care	10,482,732	—	—	10,482,732
Telecommunication services	9,351,608	—	—	9,351,608
Utilities	8,600,716	—	—	8,600,716
Energy	7,465,179	—	—	7,465,179
Industrials	5,033,445	—	—	5,033,445
Consumer discretionary	4,534,128	—	—	4,534,128
Information technology	4,352,053	—	—	4,352,053
Materials	1,980,619	—	—	1,980,619
Miscellaneous	3,253,302	40,114	—	3,293,416
Preferred securities	7,488	9,047	—	16,535
Convertible stocks	241,921	—	—	241,921
Convertible bonds	—	177,269	—	177,269
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	5,674,090	—	5,674,090
Corporate bonds & notes	—	5,518,004	1,343	5,519,347
Mortgage-backed obligations	—	2,913,415	—	2,913,415
Other	—	1,611,286	—	1,611,286
Short-term securities	—	3,908,018	—	3,908,018
Total	$79,488,647	$19,851,243	$1,343	$99,341,233

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,514	$—	$3,514
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(379)	—	(379)
Total	$—	$3,135	$—	$3,135
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,022,643
Gross unrealized depreciation on investment securities	(4,634,211)
Net unrealized appreciation on investment securities	9,388,432
Cost of investment securities	89,952,801

Capital Income Builder — Page 32 of 33

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0915O-S49155	Capital Income Builder — Page 33 of 33

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 28, 2015